Trade and other receivables	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade and other receivables
15.	Trade and other receivables

	31.12.2021 RMB’000	31.12.2022 RMB’000	31.12.2022 US$’000
Trade receivables, gross	364,445	1,549,462	222,883
Less: Allowance for expected credit losses	(33,210)	(33,247)	(4,782)

Net trade receivables (Note 6.2)	331,235	1,516,215	218,101
Bills receivable (i)	6,437,100	4,970,880	715,039

Total (Note 35, Note 36)	6,768,335	6,487,095	933,140

Amounts receivable:
- associates and joint ventures (trade)	243	125,489	18,051
- associates and joint ventures (non-trade)	11,959	11,230	1,615
- related parties (trade)	68,539	180,374	25,946
- related parties (non-trade)	459	3,476	500
Bills receivable in transit	22,360	8,172	1,176
Grant receivables	—	62,000	8,919
Interest receivables	11,788	15,437	2,221
Others	29,663	34,326	4,937
Less: Impairment losses – other receivables	(6,231)	(5,754)	(828)

Other receivables carried at amortized cost (Note 35)	138,780	434,750	62,537
Tax recoverable	328,369	290,596	41,801
Advances paid to suppliers	66,474	81,861	11,775
Right of return assets	40,761	17,045	2,452

Net other receivables	574,384	824,252	118,565

Total trade and other receivables	7,342,719	7,311,347	1,051,705

Note:

(i)
As of December 31, 2022, bills receivable includes bills received from joint ventures and related parties amounted to RMB 0.1 million (US$ less than 0.1 million) (2021: RMB 0.7 million) and RMB 763.4 million (US$ 109.8 million) (2021: RMB 523.5 million) respectively.

As of December 31, 2022, bills receivable amounted to RMB 12.6 million (US$ 1.8 million) (2021: RMB 13.4 million) was pledged to secure bank facilities.
Trade receivables are non-interest bearing and are generally on 60 - 90 days’ term. They are recognized at their original invoice amounts, net of sales rebates in the financial year.
Non-trade
balance from associates, joint ventures and other related parties are unsecured, interest-free, and repayable on demand.

Movement in the allowance for expected credit losses of trade and other receivables is as follows:

	31.12.2021 RMB’000	31.12.2022 RMB’000	31.12.2022 US$’000
At January 1	50,260	39,441	5,674
Credit to consolidated statement of profit or loss (under “Selling, general and administrative expenses”)	(8,525)	(459)	(66)
Written off	(2,278)	(5)	(1)
Translation difference	(16)	24	3

At December 31	39,441	39,001	5,610

As of December 31, 2021 and 2022, outstanding bills receivable discounted with banks for which the Group retained a recourse obligation totaled RMB 79.1 million and RMB 936.9 million (US$ 134.8 million) respectively. All bills receivable discounted have contractual maturities within 12 months at time of discounting.
As of December 31, 2021 and 2022, outstanding bills receivable endorsed to suppliers with recourse obligation were RMB 2,550.0 million and RMB 1,032.1 million (US$ 148.5 million) respectively.
As of December 31, 2021 and 2022, trade receivables due from a major customer, Dongfeng Automobile Co., Ltd. and its affiliates (the “Dongfeng companies”) were RMB
29.2 million and RMB 662.7 million (US$ 95.3 million), respectively. See Note 32 for further discussion of customer concentration risk.
For terms and conditions relating to related parties, refer to Note 29.